Allowance for Loan Losses - Schedule of Loans and Reserve Balances by Loan Segment Both Individually and Collectively Evaluated for Impairment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Reserve	$ 5,095	$ 6,801	$ 6,815	$ 9,067
Loans	307,348	329,183
All Commercial [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Reserve	2,665	2,791
Loans	160,941	169,746
Non-Commercial [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Reserve	2,430	4,010	3,911	3,704
Loans	146,407	159,437
Individually Evaluated [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Reserve	2,387	3,034
Loans	17,553	26,107
Individually Evaluated [Member] | All Commercial [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Reserve	1,519	1,428
Loans	8,700	14,979
Individually Evaluated [Member] | Non-Commercial [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Reserve	868	1,606
Loans	8,853	11,128
Collectively Evaluated [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Reserve	2,708	3,767
Loans	289,795	303,076
Collectively Evaluated [Member] | All Commercial [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Reserve	1,146	1,363
Loans	152,241	154,767
Collectively Evaluated [Member] | Non-Commercial [Member]
Schedule Of Loans And Allowance For Loan By Class Individually And Collectively Evaluated For Impairment [Line Items]
Reserve	1,562	2,404
Loans	$ 137,554	$ 148,309